                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-3181

                      (Investment Company Act File Number)

                      Federated Short Term Municipal Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 6/30/04

               Date of Reporting Period: Six months ended 12/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Short-Term Municipal Trust

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2003

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended June 30,
	12/31/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$10.48	$10.35	$10.27	$10.03	$10.20	$10.29
Income From Investment Operations:
Net investment income	0.13	0.31	0.39 [2]	0.44	0.43	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)	0.13	0.08 [2]	0.24	(0.17)	(0.09)

TOTAL FROM INVESTMENT OPERATIONS	0.06	0.44	0.47	0.68	0.26	0.35

Less Distributions:
Distributions from net investment income	(0.13)	(0.31)	(0.39)	(0.44)	(0.43)	(0.44)

Net Asset Value, End of Period	$10.41	$10.48	$10.35	$10.27	$10.03	$10.20

Total Return[3]	0.61%	4.32%	4.63%	6.90%	2.65%	3.39%

Ratios to Average Net Assets:

Expenses	0.47%[4]	0.47%	0.47%	0.47%	0.47%	0.47%

Net investment income	2.56%[4]	2.98%	3.75%[2]	4.32%	4.29%	4.21%

Expense waiver/reimbursement[5]	0.35%[4]	0.36%	0.37%	0.40%	0.37%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$342,932	$342,549	$211,835	$167,025	$172,051	$202,226

Portfolio turnover	19%	28%	33%	58%	31%	19%

1 Beginning with the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Effective July 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended June 30,
	12/31/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$10.48	$10.35	$10.27	$10.03	$10.20	$10.29
Income From Investment Operations:
Net investment income	0.12	0.29	0.36 [2]	0.41	0.41	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)	0.13	0.08 [2]	0.24	(0.17)	(0.09)

TOTAL FROM INVESTMENT OPERATIONS	0.05	0.42	0.44	0.65	0.24	0.32

Less Distributions:
Distributions from net investment income	(0.12)	(0.29)	(0.36)	(0.41)	(0.41)	(0.41)

Net Asset Value, End of Period	$10.41	$10.48	$10.35	$10.27	$10.03	$10.20

Total Return[3]	0.48%	4.06%	4.37%	6.64%	2.39%	3.13%

Ratios to Average Net Assets:

Expenses	0.72%[4]	0.72%	0.72%	0.72%	0.72%	0.72%

Net investment income	2.29%[4]	2.75%	3.50%[2]	4.08%	4.03%	3.97%

Expense waiver/reimbursement[5]	0.35%[4]	0.36%	0.37%	0.40%	0.37%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$57,651	$24,230	$28,577	$21,851	$14,282	$21,767

Portfolio turnover	19%	28%	33%	58%	31%	19%

1 Beginning with the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

December 31, 2003 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--92.1%[2]
		Alabama--3.6%
$2,000,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2007	AA/Aa3		$2,182,780
3,040,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2008	AA/Aa3		3,361,602
2,760,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.50%, 6/1/2005	A+/A1		2,822,376
860,000		Huntsville, AL Health Care Authority, Revenue Bonds, 4.75% (Huntsville Hospital System), 6/1/2004	NR/A2		870,965
1,190,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds, (Series 2000A), 5.50% (Coffee Health Group)/(MBIA Insurance Corp. INS), 7/1/2005	AAA/Aaa		1,261,352
1,275,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds, (Series 2000A), 5.50% (Coffee Health Group)/(MBIA Insurance Corp. INS), 7/1/2006	AAA/Aaa		1,389,661
2,500,000		Mobile, AL IDB, (Series 1994A), 2.50% TOBs (International Paper Co.), Optional Tender 6/1/2004	BBB/Baa2		2,500,325

		TOTAL			14,389,061

		Alaska--1.9%
3,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds, (Series 2001A), 5.00% (MBIA Insurance Corp. INS), 12/1/2006	AAA/Aaa		3,266,640
4,500,000		Valdez, AK Marine Terminal, (Series 1994A), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	A-/A3		4,528,080

		TOTAL			7,794,720

		Arizona--2.7%
2,000,000		Maricopa County, AZ Pollution Control Corp., (Series 1994D), 1.75% TOBs (Arizona Public Service Co.), Optional Tender 4/5/2004	A-/A3		2,000,480
2,000,000		Maricopa County, AZ Pollution Control Corp., (Series 1994F), 1.75% TOBs (Arizona Public Service Co.), Optional Tender 4/5/2004	A-/A3		2,000,460
500,000		Maricopa County, AZ Unified School District No. 210, GO UT, 5.00%, 7/1/2007	AA/Aa3		550,195
460,000		Maricopa County, AZ Unified School District No. 97, GO UT, 5.20% (FGIC INS)/(Original Issue Yield: 5.30%), 7/1/2007	AAA/Aaa		478,754
540,000		Maricopa County, AZ Unified School District No. 97, GO UT, 5.20% (FGIC INS)/(Original Issue Yield: 5.30%), 7/1/2007	AAA/Aaa		561,330
1,000,000		Maricopa County, AZ, IDA, 1.15% CP (American Water Capital Corp.), Mandatory Tender 1/13/2004	BBB+/Baa1		1,000,000
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Arizona--continued
$2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds, (Series 2002D), 5.00%, 1/1/2007	AA/Aa2		$2,180,280
1,000,000	[3]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/Baa3		1,016,140
1,000,000	[3]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2008	BBB/Baa3		1,027,700

		TOTAL			10,815,339

		Arkansas--1.3%
1,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.00% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		1,004,750
360,000		Arkansas Development Finance Authority, SFM Revenue Bonds, (Series 1997A-R), 6.50% (MBIA Insurance Corp. INS), 2/1/2011	AAA/NR		361,750
640,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds, (Series 2003), 4.25% (Baptist Medical Center, AR), 9/1/2006	A+/NR		672,083
1,420,000		Pulaski County, AR, Hospital Refunding Revenue Bonds, (Series 2002B), 4.00% (Arkansas Children's Hospital), 3/1/2005	A/A2		1,449,380
1,595,000		Pulaski County, AR, Hospital Refunding Revenue Bonds, (Series 2002B), 4.75% (Arkansas Children's Hospital), 3/1/2008	A/A2		1,685,548

		TOTAL			5,173,511

		California--5.0%
2,500,000		California PCFA, Solid Waste Disposal Revenue Bonds, 2.00% TOBs (Republic Services, Inc.), Mandatory Tender 12/1/2004	BBB+/NR		2,501,875
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds, (Series A), 5.50%, 5/1/2005	BBB+/A3		1,048,710
1,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds, (Series 2002A), 5.50%, 5/1/2007	BBB+/A3		1,095,070
3,000,000		California State, Refunding UT GO Bonds, 5.00%, 2/1/2008	BBB/Baa1		3,240,660
5,575,000		California State, SAVRs, (Series D-4), 5/1/2033	BBB/Baa1		5,575,000
4,500,000		California State, SAVRs, (Series D-5), 5/1/2033	BBB/Baa1		4,500,000
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 5/31/2005	A/A3		1,022,050
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A/A3		1,049,940

		TOTAL			20,033,305

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Colorado--1.2%
$110,000		Colorado HFA, SFM Revenue Bond, (Series C-1), 7.65%, 12/1/2025	NR/Aa2		$110,602
30,000		Colorado HFA, Single Family Program Subordinate Bonds, (Series 1998B), 4.625%, 11/1/2005	NR/A1		30,265
640,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 5.00% (Parkview Medical Center), 9/1/2004	NR/Baa1		651,226
3,810,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1		3,883,381

		TOTAL			4,675,474

		Delaware--0.1%
500,000		Delaware State, GO UT, (Series B), 5.00%, 5/1/2004	AAA/Aaa		506,620

		District of Columbia--0.3%
1,055,000		District of Columbia, Revenue Bonds, (Series 1999), 5.30% TOBs (819 7th Street LLC Issue)/(Branch Banking & Trust Co., Winston-Salem LOC), Mandatory Tender 10/1/2004	A+/NR		1,073,420

		Florida--2.8%
1,000,000		Escambia County, FL Health Facilities Authority, Revenue Bonds, (Series 2003A), 5.00% (Ascension Health Credit Group), 11/15/2008	AA/Aa2		1,100,950
620,000		Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, (Series 2), 4.75% (MBIA Insurance Corp. INS), 7/1/2019	AAA/Aaa		642,122
1,300,000		Florida State Board of Education Capital Outlay, UT GO Bonds, (Series 2001E), 5.00% (Florida State), 6/1/2004	AA+/Aa2		1,321,320
1,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, (Series 2002B), 3.50% (Adventist Health System), 11/15/2004	A/A3		1,015,330
2,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System), Mandatory Tender 9/1/2005	A/A3		2,047,260
495,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds, (Series 2001B), 5.50% TOBs (Mt. Sinai Medical Center, FL), Mandatory Tender 5/15/2005	BB/Ba3		495,005
1,885,000		Miami-Dade County, FL School District, Certificates of Participation, (Series A), 5.25% (FSA INS), 10/1/2006	AAA/Aaa		2,061,059
1,600,000		Palm Beach County, FL Health Facilities Authority, Hospital Refunding Revenue Bonds, (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2004	A/NR		1,648,688
1,000,000		Volusia County, FL School District, GO UT, 5.00% (FGIC INS), 8/1/2004	AAA/Aaa		1,022,920

		TOTAL			11,354,654

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Georgia--2.0%
$1,640,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		$1,699,663
1,000,000		Henry County, GA School District, GO UT, 3.75%, 8/1/2004	AA-/Aa3		1,015,680
3,000,000		Municipal Electric Authority of Georgia, Combustion Turbine Project Revenue Bonds, (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 11/1/2008	AAA/Aaa		3,351,690
950,000		Municipal Electric Authority of Georgia, Refunding Revenue Bonds, (Series Z), 5.10% (FSA INS)/(Original Issue Yield: 5.15%), 1/1/2005	AAA/Aaa		987,838
1,000,000		Walker County, GA, Sales Tax UT GO Bonds, 3.50% (FSA INS), 1/1/2007	AAA/NR		1,046,590

		TOTAL			8,101,461

		Hawaii--0.3%
1,000,000		Hawaii State, GO UT, Refunding Bonds, (Series CB), 5.75% (Original Issue Yield: 5.90%), 1/1/2007	AA-/Aa3		1,109,750

		Illinois--7.3%
1,000,000		Chicago, IL Board of Education, SAVRs, (Series D-1), 3/1/2014	A+/A2		1,000,000
1,000,000		Chicago, IL O'Hare International Airport, (Series A), 6.375% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.735%), 1/1/2012	AAA/Aaa		1,067,750
1,000,000		Chicago, IL O'Hare International Airport, Revenue Bonds, (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 5.50%), 1/1/2007	AAA/Aaa		1,084,960
2,500,000		Chicago, IL Transit Authority, Capital Grant Receipts Revenue Bonds, (Series B), 5.00% (AMBAC INS), 6/1/2007	AAA/Aaa		2,620,475
1,550,000		Chicago, IL, GO UT, Refunding Bonds, 6.30% (AMBAC INS)/(Original Issue Yield: 6.40%), 1/1/2005	AAA/Aaa		1,629,546
4,000,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), (Series A), (MBIA Insurance Corp. INS), 4/1/2032	AAA/Aaa		4,000,000
9,950,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), (MBIA Insurance Corp. INS), 3/1/2017	AAA/Aaa		9,950,000
1,000,000		Illinois State, UT GO Bonds (First Series of December 2000), 5.50%, 12/1/2004	AA/Aa3		1,040,250
3,000,000		Illinois State, UT GO Bonds (First Series of July 2002), 5.00% (MBIA Insurance Corp. INS), 7/1/2007	AAA/Aaa		3,295,830
3,050,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50% (FSA INS), 12/30/2007	AAA/Aaa		3,440,248

		TOTAL			29,129,059

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Indiana--1.2%
$1,000,000		Indiana Development Finance Authority, Refunding Revenue Bonds, (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+/Baa1		$1,041,980
1,200,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds, (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2004	NR/Aa3		1,234,680
1,000,000		Indiana Health Facility Financing Authority, Revenue Bonds, (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2007	AA/Aa2		1,107,310
495,000		Indiana State HFA, SFM Revenue Bonds, (Series C-3), 4.75%, 1/1/2029	NR/Aaa		501,712
1,000,000		Lawrenceburg, IN Pollution Control Revenue Board, PCR Revenue Bonds, (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	BBB/Baa2		1,001,430

		TOTAL			4,887,112

		Iowa--0.5%
1,880,000		Iowa Finance Authority, Iowa State Revolving Fund Revenue Bonds, (Series 2001), 5.00%, 8/1/2004	AAA/Aaa		1,923,221

		Kansas--1.5%
2,000,000		Burlington, KS, Refunding Revenue Bonds, (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A3		2,126,840
1,000,000		Burlington, KS, Refunding Revenue Bonds, (Series 1998C), 2.25% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A3		999,890
2,000,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds, (Series 1994), 3.90% TOBs (Kansas City Power and Light Co.), Mandatory Tender 9/1/2004	BBB/A2		2,031,000
840,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 3.25% (Lawrence Memorial Hospital), 7/1/2007	NR/Baa1		847,350
120,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA Collateralized Home Mortgage Program COL), 6/1/2013	NR/Aaa		125,251

		TOTAL			6,130,331

		Kentucky--0.2%
1,000,000		Kentucky Housing Corp., Housing Revenue Bonds, (Series 2003F), 1.80%, 1/1/2006	AAA/Aaa		1,001,860

		Louisiana--2.4%
1,000,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB+/Baa1		1,062,920
1,915,000		Louisiana Agricultural Finance Authority, Revenue Bonds, 5.20% (Louisiana-Pacific Corp.)/(Hibernia National Bank LOC), 5/1/2004	NR/A3		1,939,952
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Louisiana--continued
$1,750,000		Louisiana Public Facilities Authority, Revenue Bonds, (Series 2002), 5.00% (Ochsner Clinic Foundation Project)/ (MBIA Insurance Corp. INS), 5/15/2008	NR/Aaa		$1,933,610
2,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds, (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3		2,078,460
500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 2.15% TOBs (Loop LLC), Mandatory Tender 4/1/2005	A/A3		502,085
2,000,000		St. Charles Parish, LA, PCR Refunding Bonds, (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		2,057,840

		TOTAL			9,574,867

		Maryland--0.2%
1,000,000		Prince Georges County, MD, IDRB, (Series 1993), 1.60% TOBs (International Paper Co.). Optional Tender 7/15/2004	BBB/Baa2		1,009,160

		Massachusetts--2.3%
1,500,000		Commonwealth of Massachusetts, Construction Loan LT GO Bonds, (Series 2001C), 5.00%, 12/1/2010	AA-/Aa2		1,676,565
2,000,000		Commonwealth of Massachusetts, Construction Loan UT GO Bonds, (Series 2002D), 5.25%, 8/1/2007	AA-/Aa2		2,211,600
1,500,000		Commonwealth of Massachusetts, UT GO Bonds, (Series 2003B), 4.00%, 8/1/2008	AA-/Aa2		1,598,040
2,495,000		Massachusetts HEFA, Revenue Bonds, (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa3		2,513,987
1,060,000		Massachusetts HEFA, Revenue Bonds, (Series C), 5.00% (Milton Hospital), 7/1/2004	BBB+/NR		1,075,317

		TOTAL			9,075,509

		Michigan--5.7%
1,250,000		Detroit, MI, Capital Improvement LT GO Bonds, (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 4/1/2007	AAA/Aaa		1,368,425
1,000,000		Detroit, MI, Convention Facility Special Tax Revenue Refunding Bonds, (Series 2003), 5.00% (Cobo Hall Project)/(MBIA Insurance Corp. INS), 9/30/2008	AAA/Aaa		1,112,510
1,000,000		Forest Hills, MI Public School, GO UT, 5.25%, 5/1/2004	NR/Aa2		1,013,970
1,090,000		Grandville, MI Public Schools District, Refunding UT GO Bonds, 2.00%, 5/1/2004	NR/Aa3		1,092,823
1,000,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds, (Series 2002), 5.25% (Clean Water Revolving Fund), 10/1/2008	AAA/Aaa		1,128,380
2,500,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2007	AAA/Aaa		2,792,525
1,450,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Drinking Water Revolving Fund), 10/1/2007	AAA/Aaa		1,615,778
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Michigan--continued
$4,000,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds, (Series 2002A), 5.00%, 1/1/2005	AA/A1		$4,152,880
1,250,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds, (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 1/1/2006	AAA/Aaa		1,333,712
865,000		Michigan State Building Authority, Health, Hospital & Nursing Home Improvement Revenue Bonds, (Series I), 5.40% (Original Issue Yield: 5.50%), 10/1/2005	AA/Aa2		910,317
1,500,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2007	A-/A1		1,610,880
1,005,000		Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 1998A), 4.70% (Hackley Hospital Obligated Group), 5/1/2004	NR/Baa1		1,012,387
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2004	AA-/Aa3		1,037,080
820,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds, (Series 1998A), 4.40% (McLaren Health Care Corp.)/(Original Issue Yield: 4.45%), 6/1/2004	NR/A1		829,569
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2005	A/A2		1,049,850
875,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2007	A/A2		938,577

		TOTAL			22,999,663

		Minnesota--0.4%
1,385,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds, (Series 2003), 4.50% (HealthPartners Obligated Group), 12/1/2006	BBB+/Baa1		1,449,804

		Missouri--3.9%
895,000		Cape Girardeau County, MO IDA, Health Care Facilities Revenue Bonds, (Series A), 4.50% (St. Francis Medical Center, MO), 6/1/2006	A/NR		940,815
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds, (Series 2000A), 5.25%, 2/1/2005	AA/Aa2		1,567,005
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds, (Series 2000A), 5.25%, 2/1/2006	AA/Aa2		1,612,815
2,150,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 1998A), 9/1/2033	BBB+/A2		2,150,000
1,000,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 1998C), 9/1/2033	BBB+/A2		1,000,000
1,625,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 2000A), 3/1/2035	BBB+/A2		1,625,000
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Missouri--continued
$1,500,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 2000B), 3/1/2035	BBB+/A2		$1,499,850
2,000,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 2000C), 3/1/2035	BBB+/A2		2,000,000
2,000,000		Missouri State HEFA, Revenue Bond, (Series 2002A), 5.00% (SSM Health Care Credit Group), 6/1/2007	AA-/NR		2,168,940
1,000,000		Missouri State HEFA, (Series B), 3.00% RANs (Evangel University), 4/23/2004	SP-1		1,002,090

		TOTAL			15,566,515

		Nebraska--0.4%
1,665,000		Nebraska Public Power District, General Revenue Bonds, (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,743,854

		Nevada--0.6%
1,500,000		Clark County, NV, IDRBs, (Series 2003D), 3.35% TOBs (Southwest Gas Corp.), Mandatory Tender 9/1/2004	BBB-/Baa2		1,508,640
1,000,000		Washoe County, NV Hospital Facilities, Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.10%), 6/1/2009	AAA/Aaa		1,038,650

		TOTAL			2,547,290

		New Jersey--0.3%
1,000,000		New Jersey State, GO UT, 6.50%, 7/15/2004	AA/Aa2		1,029,340

		New Mexico--0.3%
1,000,000		Santa Fe, NM Community College District, GO UT, 5.45% (Original Issue Yield: 5.55%), 8/1/2010	NR/Aa3		1,096,750

		New York--8.3%
1,000,000		Dutchess County, NY IDA, Revenue Bonds, 2.75% (Marist College), 7/1/2005	NR/Baa1		1,012,880
1,110,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	NR/Baa1		1,140,625
3,000,000		Long Island Power Authority, Electric System General Revenue Bonds, (Series 2003A), 3.00%, 6/1/2004	A-/Baa1		3,021,150
2,000,000		Long Island Power Authority, Electric System General Revenue Bonds, (Series 2003A), 4.50%, 6/1/2005	A-/Baa1		2,076,460
3,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue Bonds, (Series 2002A), 5.00% (FSA INS), 11/15/2007	AAA/Aaa		3,324,210
1,250,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue Bonds, (Series 2002A), 5.25% (FSA INS) 11/15/2008	AAA/NR		1,413,650
2,000,000		New York City, NY, UT GO Bonds, (Series 2002F), 5.25%, 8/1/2009	A/A2		2,223,720
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		New York--continued
$1,000,000		New York City, NY, UT GO Bonds, (Series 2003E), 5.00%, 8/1/2005	A/A2		$1,051,770
1,000,000		New York City, NY, UT GO Bonds, (Series 2003E), 5.00%, 8/1/2006	A/A2		1,074,050
1,000,000		New York City, NY, UT GO Bonds, (Series D), 5.00%, 8/1/2006	A/A2		1,074,050
1,000,000		New York City, NY, UT GO Bonds, (Series E), 5.00%, 8/1/2007	A/A2		1,086,520
4,145,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds, (Series 2003C-1), 5.00%, 2/15/2006	AA-/NR		4,402,902
900,000		New York State Dormitory Authority, Revenue Bonds, (Series 2003), 3.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2006	NR/Aa3		919,737
770,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, (Series 71), 4.75%, 10/1/2021	NR/Aa1		789,596
1,000,000		New York State Thruway Authority, Highway and Bridge Trust Fund, (Series 2000B-1), 5.50% (MBIA Insurance Corp. INS), 4/1/2004	AAA/Aaa		1,011,100
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds, (Series 2002), 5.00%, 4/1/2006	AA-/A3		2,145,260
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds, (Series 2002), 5.00%, 4/1/2007	AA-/A3		2,186,840
1,000,000		New York State Urban Development Corp., Revenue Bonds, (Series 2003B), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2007	AA/NR		1,092,280
2,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds, (Series 2003A), 4.00%, 6/1/2006	AA-/A3		2,086,420

		TOTAL			33,133,220

		North Carolina--0.6%
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, (Series C), 5.25% (Original Issue Yield: 5.40%), 1/1/2004	BBB/Baa3		1,000,000
170,000		North Carolina HFA, SFM Revenue Bonds, (Series 1997TT), 4.90%, 9/1/2024	AA/Aa2		170,246
1,000,000		North Carolina State, GO UT Bonds, (Series A), 5.00%, 5/1/2011	AAA/Aa1		1,108,490

		TOTAL			2,278,736

		North Dakota--0.2%
750,000		North Dakota State Building Authority, Revenue Bonds, (Series A), 4.00%, 12/1/2007	A+/A2		794,445

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Ohio--4.3%
$1,000,000		Beavercreek, OH Local School District, Special Tax Anticipation Notes, 4.25%, 12/1/2004	NR		$1,022,400
3,000,000		Hamilton County, OH, Local Cooling Facilities Revenue Bonds, (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB/Baa2		3,026,190
1,750,000		Knox County, OH, Hospital Facilities Refunding Revenue Bonds, (Series 1998), 4.30% (Knox Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 4.40%), 6/1/2004	AA/NR		1,771,105
1,500,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Refunding Revenue Bonds, (Series 2002), 4.00% TOBs (Copeland Oaks Project)/ (Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3		1,528,800
365,000		Ohio HFA, Residential Mortgage Revenue Bonds, (Series 1997D-1), 4.85% (GNMA Collateralized Home Mortgage Program COL), 3/1/2015	NR/Aaa		367,044
620,000		Ohio HFA, Residential Mortgage Revenue Bonds, (Series 1998A-1), 4.60% (GNMA Collateralized Home Mortgage Program COL), 9/1/2026	AAA/Aaa		623,336
450,000		Ohio State, GO UT, (Series B), 4.00%, 9/15/2012	AA+/Aa1		474,035
2,250,000		Ohio State Air Quality Development Authority, Environmental Refunding Revenue Bonds, 2.00% TOBs (MeadWestvaco Corp.), Mandatory Tender 11/1/2004	BBB/Baa2		2,251,237
1,000,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds, (Series 2002A), 2.50% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2004	BB+/Baa2		999,680
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds, (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BB+/Baa3		1,022,940
2,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds, (Series B), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005	BB+/Baa2		2,001,100
1,000,000		Ohio State Water Development Authority, PCR Bonds, (Series A), 3.40% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2004	BBB-/Baa2		1,009,450
1,000,000		University of Cincinnati, OH, General Receipts Revenue Bonds, (Series A), 5.50% (FGIC INS), 6/1/2006	AAA/Aaa		1,090,450

		TOTAL			17,187,767

		Oklahoma--1.1%
2,175,000		Oklahoma HFA, SFM Revenue Bonds, (Series 1998D-2), 6.25% (GNMA Collateralized Home Mortgage Program COL), 9/1/2029	NR/Aaa		2,316,571
2,000,000		Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,030,920

		TOTAL			4,347,491

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Oregon--0.7%
$1,000,000		Clackamas County, OR Hospital Facilities Authority, Refunding Revenue Bonds, (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		$1,012,570
1,000,000		Clackamas County, OR Hospital Facilities Authority, Refunding Revenue Bonds, (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3		1,072,180
750,000		Port of Portland, OR, 2.55% TOBs (Union Pacific Railroad Co.)/ (Union Pacific Corp. GTD), Optional Tender 12/1/2004	BBB/NR		758,918

		TOTAL			2,843,668

		Pennsylvania--4.9%
5,000,000		Montgomery County, PA IDA, PCR Refunding Bonds, (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		5,113,900
1,265,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds, (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-/NR		1,306,075
3,000,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), (Series 2003 C-2), 12/01/2022	A/NR		3,000,000
200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series 2001A), 5.75% (UPMC Health System), 1/15/2007	A/NR		217,844
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A/NR		1,100,380
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR		2,076,620
1,250,000		Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds, (Series 2001S), 5.50% (FGIC INS), 6/1/2006	AAA/Aaa		1,362,450
2,000,000		Pennsylvania State University, Refunding Revenue Bonds, 5.00%, 3/1/2004	AA/Aa2		2,013,040
1,000,000		Pennsylvania State, Refunding UT GO Bonds, 5.125% (AMBAC INS)/(Original Issue Yield: 5.35%), 9/15/2011	AAA/Aaa		1,103,710
835,664		Philadelphia, PA Municipal Authority, Equipment Revenue Bonds, (Series 1997A), 5.297% (Philadelphia, PA Gas Works)/(AMBAC INS), 10/1/2004	AAA/Aaa		860,115
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, (Series 2002A), 5.50% (Guthrie Healthcare System, PA), 12/1/2005	A-/NR		1,052,380
440,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		447,977

		TOTAL			19,654,491

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Rhode Island--0.8%
$1,150,000		Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, (Series A), 5.45% (AMBAC INS), 7/1/2004	AAA/Aaa		$1,168,205
600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.00% (Lifespan Obligated Group), 8/15/2005	BBB/Baa2		619,062
650,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	BBB/Baa2		684,125
700,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	BBB/Baa2		745,570

		TOTAL			3,216,962

		South Carolina--0.8%
1,000,000		Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds, (Series 2002A), 5.00% (FGIC INS), 1/1/2004	AAA/Aaa		1,000,000
1,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds, (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		1,054,340
1,100,000		South Carolina State Public Service Authority, Revenue Bonds, (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,195,128

		TOTAL			3,249,468

		South Dakota--0.6%
1,240,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1		1,312,404
890,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2009	A-/NR		954,952

		TOTAL			2,267,356

		Tennessee--3.5%
1,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Inland Container Corp.), 10/1/2007	BBB/NR		1,015,220
1,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Multifamily Housing Revenue Bonds, 5.20% TOBs (American Housing Corp.)/(FNMA INS), Mandatory Tender 2/1/2006	AAA/NR		1,065,760
1,995,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds, (Series B), 4.50% (Vanderbilt University), 10/1/2005	AA/Aa2		2,102,032
2,085,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds, (Series B), 4.50% (Vanderbilt University), 10/1/2006	AA/Aa2		2,239,686
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Tennessee--continued
$2,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/(United States Treasury GTD)/(Original Issue Yield: 7.27%), 12/1/2024	AAA/Aaa		$2,144,600
2,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, Revenue Bonds, 4.10% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		2,022,740
2,470,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 4.00% (Wellmont Health System), 9/1/2005	BBB+/NR		2,520,610
740,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2007	BBB+/NR		781,714

		TOTAL			13,892,362

		Texas--10.0%
5,000,000		Austin, TX Water and Wastewater System, Refunding Revenue Bonds, (Series 2002A), 5.25% (AMBAC INS), 11/15/2007	AAA/Aaa		5,575,750
1,500,000		Austin, TX Water and Wastewater System, (Series C), 5.00% (FSA INS), 11/15/2007	AAA/Aaa		1,658,865
1,000,000		Austin, TX, GO UT, 5.00%, 9/1/2006	AA+/Aa2		1,084,050
1,000,000		Austin, TX, Hotel Occupancy, 5.625% (AMBAC INS)/(Original Issue Yield: 5.71%), 11/15/2019	AAA/Aaa		1,128,960
3,000,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2		3,137,130
1,195,000		Fort Worth, TX Independent School District, GO UT, 4.25% (PSFG GTD), 2/15/2005	AAA/Aaa		1,236,180
1,370,000		Gregg County, TX HFDC, Hospital Revenue Bonds, (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,430,280
2,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB+/Baa1		2,095,360
2,000,000		Gulf Coast, TX Waste Disposal Authority, Refunding PCR Bonds, 2.00% TOBs (BP Amoco Corp.), Mandatory Tender 10/1/2006	AA+/Aa1		2,001,580
2,265,000		Gulf Coast, TX Waste Disposal Authority, Revenue Bonds, (Series 2002), 5.00% (Bayport Area System)/ (AMBAC INS), 10/1/2007	AAA/Aaa		2,498,454
1,000,000		Harris County, TX, GO LT Correctional Facility Improvement Bonds, 5.50% (Original Issue Yield: 5.55%), 10/1/2011	AA+/Aa1		1,092,880
1,000,000		Johnson County, TX, GO UT, 5.00% (FSA INS), 2/15/2016	AAA/Aaa		1,075,470
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds, 5.00%, 5/15/2006	A/A1		536,390
2,500,000		Matagorda County, TX Navigation District Number One, PCR Refunding Bonds, (Series 1999A), 2.15% TOBs (AEP Texas Central Co.), Mandatory Tender 11/1/2004	BBB/Baa2		2,499,300
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Texas--continued
$1,000,000		North Central Texas HFDC, Hospital Refunding Revenue Bonds, (Series 2002), 4.00% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2004	AAA/Aaa		$1,017,940
1,000,000		North Texas Tollway Authority, (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 1/1/2013	AAA/Aaa		1,091,610
750,000		San Antonio, TX Electric & Gas System, Refunding Revenue Bonds, (Series 2002), 5.25%, 2/1/2008	AA+/Aa1		835,688
130,000		San Antonio, TX Electric & Gas System, Revenue Bonds, 5.50% (Original Issue Yield: 5.625%), 2/1/2015	AA+/Aa1		142,799
535,000		San Antonio, TX Electric & Gas System, Revenue Bonds, 5.50% (Original Issue Yield: 5.625%), 2/1/2015	AA+/Aa1		597,520
335,000		San Antonio, TX Electric & Gas System, Revenue Bonds, 5.50% (Original Issue Yield: 5.625%), 2/1/2015	AA+/Aa1		390,570
1,000,000		Spring Texas Independent School District, 5.25% (PSFG GTD), 2/15/2019	AAA/Aaa		1,081,230
1,130,000		Tarrant County, TX Jr. College District, Refunding LT GO Bonds, (Series 2001A), 4.75%, 2/15/2004	AAA/Aa1		1,135,085
6,000,000		Texas Turnpike Authority, Second Tier Bond Anticipation Notes, (Series 2002), 5.00%, 6/1/2008	AA/Aa3		6,645,960

		TOTAL			39,989,051

		Utah--0.8%
1,650,000		Alpine, UT School District, UT GO Bonds, 5.25% (Utah Qualified Local School Board Program GTD), 3/15/2006	NR/Aaa		1,779,063
420,000		Intermountain Power Agency, UT, (Series B), 5.25% (Original Issue Yield: 5.79%), 7/1/2017	A+/A1		429,820
440,000		Intermountain Power Agency, UT, (Series C), 5.00%, 7/1/2004	A+/A1		448,030
560,000		Intermountain Power Agency, UT, (Series C), 5.00%, 7/1/2004	A+/A1		571,099

		TOTAL			3,228,012

		Virginia--1.4%
605,000		Chesapeake, VA IDA, Public Facility Lease Revenue Bonds, 5.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.50%), 6/1/2005	AAA/Aaa		627,355
1,000,000		Chesterfield County, VA IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,050,920
1,000,000		Fairfax County, VA, (Series A), 5.00% (State Aid Withholding GTD), 6/1/2008	AAA/Aaa		1,113,430
2,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds, (Series 2000A), 1.85% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2004	BBB+/A3		2,003,500
1,000,000		Virginia Peninsula Port Authority, Refunding Revenue Bonds, (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/ (Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	BBB+/Baa1		1,007,070

		TOTAL			5,802,275

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Washington--2.8%
$1,155,000		Clark County, WA Public Utilities District No. 001, Generating System Refunding Revenue Bonds, (Series 2000), 5.50% (FSA INS), 1/1/2005	AAA/Aaa		$1,205,346
2,065,000		Clark County, WA Public Utilities District No. 001, Generating System Refunding Revenue Bonds, (Series 2000), 5.50% (FSA INS), 1/1/2006	AAA/Aaa		2,221,424
1,000,000		Snohomish County, WA School District No. 6, Refunding UT GO Bonds, 5.45% (FGIC INS), 12/1/2005	AAA/Aaa		1,075,170
1,310,000		Spokane, WA, Refunding UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 12/15/2007	AAA/Aaa		1,475,492
1,000,000		Washington State Public Power Supply System, (Series B), 5.40% (Energy Northwest, WA)/(Original Issue Yield: 5.45%), 7/1/2005	NR/Aa1		1,059,030
2,000,000		Washington State, Refunding UT GO Bonds, 5.25%, 9/1/2005	AA+/Aa1		2,125,380
2,000,000		Washington State, Various Purpose Refunding UT GO Bonds, (Series R-2003A), 3.50% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa		2,089,600

		TOTAL			11,251,442

		Wisconsin--1.5%
1,000,000		Pleasant Prairie, WI Water & Sewer System, Bond Anticipation Notes, 4.00%, 10/1/2007	NR/A3		1,041,080
1,885,000		Waupaca, WI, Anticipation Notes, (Series 2003B), 3.50%, 4/1/2007	NR		1,902,191
1,500,000		Wisconsin State HEFA, Revenue Bonds, (Series 2002A), 5.00% (Ministry Health Care)/(MBIA Insurance Corp. INS), 2/15/2005	AAA/Aaa		1,562,295
1,300,000		Wisconsin State, (Series F), 5.00% (FSA INS), 5/1/2005	AAA/Aaa		1,363,973

		TOTAL			5,869,539

		Wyoming--1.4%
2,150,000		Albany County, WY, PCR Bonds, (Series 1985), 2.55% TOBs (Union Pacific Railroad Co.)/ (Union Pacific Corp. GTD), Optional Tender 12/1/2004	BBB/NR		2,151,225
3,500,000		Lincoln County, WY, PCR Refunding Bonds, (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	A/A3		3,482,535

		TOTAL			5,633,760

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $361,323,877)			368,831,695

		SHORT-TERM MUNICIPALS--8.3%[2]
		Arizona--0.6%
1,150,000		Prescott, AZ IDA, (Series A), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,150,000
1,150,000		Prescott, AZ IDA, (Series B), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,150,000

		TOTAL			2,300,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued[2]
		Georgia--0.8%
$3,200,000		Monroe County, GA Development Authority, (Series 1999B), Daily VRDNs (Oglethorpe Power Corp. Scherer Project)/ (AMBAC INS)/(JPMorgan Chase Bank LIQ)	AAA/Aaa		$3,200,000

		Illinois--0.5%
2,000,000		Chicago, IL, Gas Supply Revenue, (Series 2000B), 1.15% CP (Peoples Gas Light & Coke Co.), Mandatory Tender 3/18/2004	A-2/VMIG-1		2,000,000

		Indiana--1.2%
4,800,000		Indiana Health Facility Financing Authority, (Series 2000B), Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		4,800,000

		Massachusetts--1.1%
4,380,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Daily VRDNs (Toronto Dominion Bank LIQ)	A-1/NR		4,380,000

		North Carolina--0.4%
1,700,000		Martin County, NC IFA, (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-3/NR		1,700,000

		Pennsylvania--1.9%
2,100,000		Lancaster County, PA Hospital Authority, (Series 1996), Weekly VRDNs (Masonic Homes)	NR/VMIG2		2,100,000
5,500,000		Philadelphia, PA Authority for Industrial Development, Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	NR/VMIG1		5,500,000

		TOTAL			7,600,000

		Puerto Rico--0.6%
2,500,000		Puerto Rico Government Development Bank (GDB), Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	A-1/VMIG1		2,500,000

		Utah--1.0%
4,000,000		Emery County, UT, (Series 1994), Daily VRDNs (Pacificorp)/ (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	A-1+/VMIG1		4,000,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued[2]
		Washington--0.2%
$800,000		Port Grays Harbor, WA Industrial Development Corp., Solid Waste Disposal Revenue Bonds, (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		$800,000

		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $33,280,000)			33,280,000

		TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $394,603,877)[4]			402,111,695

		OTHER ASSETS AND LIABILITIES - NET--(0.4)%			(1,528,729)

		TOTAL NET ASSETS--100%			$400,582,966

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

2 Securities that are subject to the federal alternative minimum tax (AMT) represent 12.7% of the portfolio as calculated based upon total portfolio market value.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At December 31, 2003, these securities amounted to $2,043,840 which represents 0.5% of total net assets.

4 The cost of investments for federal tax purposes is $394,570,690.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
SAVRs	--Select Auction Variable Rates
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

December 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $394,603,877)		$402,111,695
Cash		78,795
Income receivable		3,951,319
Receivable for investments sold		635,000
Receivable for shares sold		397,368
Prepaid expenses		9,858

TOTAL ASSETS		407,184,035

Liabilities:
Payable for investments purchased	$5,350,000
Payable for shares redeemed	818,995
Income distribution payable	402,220
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	9,348
Payable for Directors'/Trustees' fees	91
Payable for portfolio accounting fees (Note 5)	8,100
Payable for shareholder services fee (Note 5)	12,315

TOTAL LIABILITIES		6,601,069

Net assets for 38,470,787 shares outstanding		$400,582,966

Net Assets Consist of:
Paid in capital		$397,663,752
Net unrealized appreciation of investments		7,507,818
Accumulated net realized loss on investments		(4,621,749)
Undistributed net investment income		33,145

TOTAL NET ASSETS		$400,582,966

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$342,931,672 ÷ 32,934,129 shares outstanding		$10.41

Institutional Service Shares:
$57,651,294 ÷ 5,536,658 shares outstanding		$10.41

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended December 31, 2003 (unaudited)

Investment Income:
Interest			$5,833,688

Expenses:
Investment adviser fee (Note 5)		$771,549
Administrative personnel and services fee (Note 5)		148,057
Custodian fees		9,406
Transfer and dividend disbursing agent fees and expenses (Note 5)		39,779
Directors'/Trustees' fees		6,933
Auditing fees		7,842
Legal fees		2,844
Portfolio accounting fees (Note 5)		55,122
Distribution services fee--Institutional Service Shares (Note 5)		53,377
Shareholder services fee--Institutional Shares (Note 5)		428,285
Shareholder services fee--Institutional Service Shares (Note 5)		53,377
Share registration costs		36,412
Printing and postage		18,823
Insurance premiums		877
Miscellaneous		3,918

TOTAL EXPENSES		1,636,601

Waivers (Note 5):
Waiver of investment adviser fee	$(184,082)
Waiver of administrative personnel and services fee	(2,498)
Waiver of transfer and dividend disbursing agent fees and expenses	(10,639)
Waiver of distribution services fee--Institutional Service Shares	(53,377)
Waiver of shareholder services fee--Institutional Shares	(428,285)

TOTAL WAIVERS		(678,881)

Net expenses			957,720

Net investment income			4,875,968

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			128,735
Net change in unrealized appreciation of investments			(2,626,099)

Net realized and unrealized loss on investments			(2,497,364)

Change in net assets resulting from operations			$2,378,604

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2003	Year Ended 6/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,875,968	$9,618,396
Net realized gain (loss) on investments	128,735	(502,112)
Net change in unrealized appreciation/depreciation of investments	(2,626,099)	4,300,411

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,378,604	13,416,695

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,356,661)	(8,707,429)
Institutional Service Shares	(486,133)	(910,774)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,842,794)	(9,618,203)

Share Transactions:
Proceeds from sale of shares	112,210,509	303,072,427
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Short Term Tax-Free Bond Fund	40,717,774	--
Net asset value of shares issued to shareholders in payment of distributions declared	2,415,747	4,367,634
Cost of shares redeemed	(119,075,821)	(184,871,307)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	36,268,209	122,568,754

Change in net assets	33,804,019	126,367,246

Net Assets:
Beginning of period	366,778,947	240,411,701

End of period (including undistributed (distributions in excess of) net investment income of $33,145 and $(29), respectively)	$400,582,966	$366,778,947

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

December 31, 2003 (unaudited)

1. ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average maturity of less than three years.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs Short Term Tax-Free Bond Fund, as follows:

	Shares of Federated Short-Term Municipal Trust Issued	Riggs Short Term Tax-Free Bond Fund Net Assets Received	Riggs Short Term Tax-Free Bond Fund Unrealized Appreciation[1]	Net Assets of Federated Short-Term Municipal Trust Prior to Combination	Net Assets of Riggs Short Term Tax-Free Bond Fund Immediately Prior to Combination	Net Assets of Federated Short-Term Municipal Trust Immediately After Combination
Institutional Shares	3,900,170	$40,717,774	$1,516,291	$361,061,372	$40,717,774	$401,779,146

1 Unrealized appreciation is included in the Riggs Short Term Tax-Free Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and asked prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 12/31/2003		Year Ended 6/30/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,462,530	$108,909,862	25,749,275	$268,423,722
Shares issued to shareholders in payment of distributions declared	214,033	2,228,076	359,948	3,754,976
Shares redeemed	(10,432,766)	(108,557,149)	(13,891,925)	(144,993,444)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	243,797	$2,580,789	12,217,298	$127,185,254

	Six Months Ended 12/31/2003		Year Ended 6/30/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	316,765	$3,300,647	3,331,032	$34,648,705
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Short Term Tax-Free Bond Fund	3,900,170	40,717,774	--	--
Shares issued to shareholders in payment of distributions declared	18,029	187,671	58,777	612,658
Shares redeemed	(1,010,674)	(10,518,672)	(3,839,240)	(39,877,863)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	3,224,290	$33,687,420	(449,431)	$(4,616,500)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,468,087	$36,268,209	11,767,867	$122,568,754

4. FEDERAL TAX INFORMATION

At December 31, 2003, the cost of investments for federal tax purposes was $394,570,690. The net unrealized appreciation of investments for federal tax purposes was $7,541,005. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,615,323 and net unrealized depreciation from investments for those securities having an excess of cost over value of $74,318.

The difference between book-basis and tax-basis unrealized appreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At June 30, 2003, the Fund had a capital loss carryforward of $4,747,122 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 2,597,123

2005	$ 170,193

2008	$ 541,582

2009	$ 624,448

2010	$ 261,798

2011	$ 551,978

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will reimburse, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder services fees, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended December 31, 2003 the fees paid to FAS and FServ were $51,451 and $94,108, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the six months ended December 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $183,300,000 and $139,274,560, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended December 31, 2003 were as follows:

Purchases	$76,921,206

Sales	$62,540,131

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8020108 (2/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Short Term Municipal Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                (insert name and title)

Date        February 18, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        February 18, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        February 18, 2004